Operating Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Operating Leases
Note 35 - Operating Leases

Non-cancelable operating lease rentals are payable as follows:

December 31,
2018
NIS millions
Less than one year	283
Between one and five years	435
More than five years	23
741

During the year ended December 31, 2018, NIS 284 million was recognized as expenses in respect of operating leases in the consolidated statements of income (2017 NIS 280 million).

Major operating lease and service agreements:

a.	Office buildings and warehouses - there are lease agreements for periods of up to 14 years.
b.	Switching stations- there are lease agreements for switching station locations for periods of up to 18 years.
c.	Cell sites- there are lease agreements for cell sites for periods of up to 21 years.
d.	Service centers, retail stores and stands - there are lease agreements for service and installation centers and stands for periods of up to 13 years.
e.	Motor vehicles - lease for a period of 3 years.